Property and Equipment, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property and Equipment, Net [Line Items]
Depreciation expense	¥ 6,128,680	¥ 6,906,042	¥ 4,257,506
Asset Pledged as Collateral [Member]
Property and Equipment, Net [Line Items]
Net book amount	76,730,295	73,856,520
Lianwai Schools [Member] | Asset Pledged as Collateral [Member]
Property and Equipment, Net [Line Items]
Net book amount	2,984,167	5,349,559
Lianwai Kindergartens [Member] | Asset Pledged as Collateral [Member]
Property and Equipment, Net [Line Items]
Net book amount	¥ 4,452,610	¥ 4,612,282